As filed with the Securities and Exchange Commission on November 26, 2019

1933 Act Registration No. 333-232095

1940 Act Registration No. 811-23449

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 1	☐
AND/OR
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 1

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1600

James J. Roth, President

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Secretary

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after December 1, 2019, the effective date of the Registration Statement

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on December 1, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on December 1, 2019 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on December 1, 2019 pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 26th day of November, 2019.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

By:	/s/ James J. Roth
Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 26, 2019.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer
James J. Roth	(Principal Executive Officer)

/s/ Chris W. Festog Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer (Principal Executive Officer)

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
Patrick J. Waide, Jr.

*	Director
William E. Whiston

* By:	/s/ Scott H. Rothstein
Scott H. Rothstein
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase